N Shares | Western Asset Government Reserves
Western Asset Government Reserves
Investment objective
The fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		N Shares Western Asset Government Reserves Class N
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Small account fee ($)	[1]	15
[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		N Shares Western Asset Government Reserves Class N
Management fees	[1]	0.45%
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1][2]	0.10%
Total annual fund operating expenses	[1]	0.80%
Fees waived and/or expenses reimbursed	[1][3]	(0.05%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	0.75%
[1]	The fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Government Portfolio. The gross expenses in the financial highlights do not reflect the reduction in the fund's management fee by the amount paid by the fund for its allocable share of the management fee paid to Government Portfolio.
[2]	"Other expenses" for Class N shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75% for Class N shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees' consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
N Shares Western Asset Government Reserves Class N	77	246	434	980

The fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio, which has the same goals and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.
Principal investment strategies
The fund is a money market fund that invests exclusively in short-term U.S. government obligations, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be issued at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.
Certain risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares, a class of the fund that is invested in the same portfolio of securities as Class N shares. The table shows the average annual total returns of Class A shares. No performance information is presented for Class N shares because there were no Class N shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Total returns (%)

Calendar Years ended December 31 Best Quarter (12/31/2006): 1.19 Worst Quarter (03/31/2010): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2013, was 0.01
Average annual total returns (%) (for periods ended December 31, 2012)
Average Annual Total Returns	1 year	5 years	10 years
N Shares Western Asset Government Reserves Class A	0.01%	0.51%	1.57%